Other current assets (Amortization of favorable contacts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of favorable contracts
2017	$ 70.5
2018	49.2
2019	45.1
2020	40.2
2021	0.0
Net carrying amount	$ 205.0	$ 275.6	$ 266.1